Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 879,960	$ 295,303
Container leaseback financing receivable, net	363,868	$ 271,658
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2020	614,507
2019	155,527
2018	57,876
2017	7,274
2016	5,195
Prior	40,914
Net investment in finance leases, net	881,293
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2020	113,383
2019	250,909
Container leaseback financing receivable, net	364,292
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2020	571,226
2019	111,206
2018	35,580
2017	7,221
Prior	36,625
Net investment in finance leases, net	761,858
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2020	113,383
2019	213,386
Container leaseback financing receivable, net	326,769
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2020	40,657
2019	37,176
2018	21,164
2017	53
2016	5,153
Prior	3,505
Net investment in finance leases, net	107,708
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2019	37,523
Container leaseback financing receivable, net	37,523
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2020	2,624
2019	7,145
2018	1,132
2016	42
Prior	784
Net investment in finance leases, net	$ 11,727